Financial Assets and Liabilities Measured at Fair Value - Schedule of Financial Derivative Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
CVA	$ (28,174)	$ (37,821)	$ (53,398)
DVA	447	340	1,369
Derivative financial instruments held for hedging [member]
Disclosure of financial assets [line items]
CVA	(2)		(2)
DVA	1		815
Derivative financial instruments held for hedging [member] | Fair Value Hedges [Member]
Disclosure of financial assets [line items]
CVA			(11)
DVA			783
Derivative financial instruments held for hedging [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
CVA			(5)
DVA			222
Derivative financial instruments held for hedging [member] | Fair Value Hedges [Member] | Interest rate swaps contract [member]
Disclosure of financial assets [line items]
CVA			(6)
DVA			561
Derivative financial instruments held for hedging [member] | Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
CVA	(2)		1
DVA	1		54
Derivative financial instruments held for hedging [member] | Cash Flow Hedges [Member] | Currency Forward Contract [member]
Disclosure of financial assets [line items]
CVA	(2)		(1)
DVA	1		(13)
Derivative financial instruments held for hedging [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
DVA			27
Derivative financial instruments held for hedging [member] | Cash Flow Hedges [Member] | Interest rate swaps contract [member]
Disclosure of financial assets [line items]
CVA			2
DVA			40
Derivative financial instruments held for hedging [member] | Hedges of net investment in foreign operations [member]
Disclosure of financial assets [line items]
CVA			8
DVA			(22)
Derivative financial instruments held for hedging [member] | Hedges of net investment in foreign operations [member] | Currency Forward Contract [member]
Disclosure of financial assets [line items]
CVA			8
DVA			(22)
Derivative financial instruments held for trading [member]
Disclosure of financial assets [line items]
CVA	(28,172)	(37,821)	(53,396)
DVA	446	340	554
Derivative financial instruments held for trading [member] | Currency Forward Contract [member]
Disclosure of financial assets [line items]
CVA	(341)	(127)	(258)
DVA	123	65	(724)
Derivative financial instruments held for trading [member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
CVA	(4,642)	(31,167)	(42,829)
DVA	295	127	367
Derivative financial instruments held for trading [member] | Interest rate swaps contract [member]
Disclosure of financial assets [line items]
CVA	(23,189)	(6,527)	(10,244)
DVA	$ 28	$ 148	911
Derivative financial instruments held for trading [member] | Currency put options [member]
Disclosure of financial assets [line items]
CVA			$ (65)